INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details) - Number	Mar. 31, 2017	Mar. 31, 2016
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	209	258
Series Twenty [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	3	4
Series Twenty One [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	2	2
Series Twenty Two [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	3	3
Series Twenty Three [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	4	6
Series Twenty Four [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	6	6
Series Twenty Five [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	4	4
Series Twenty Six [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	13	14
Series Twenty Seven [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	5	7
Series Twenty Eight [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	5	6
Series Twenty Nine [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	8	8
Series Thirty [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	8	8
Series Thirty One [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	10	17
Series Thirty Two [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	7	10
Series Thirty Three [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	5	5
Series Thirty Four [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	4	7
Series Thirty Five [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	3	6
Series Thirty Six [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	3	7
Series Thirty Seven [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	2	6
Series Thirty Eight [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	4	8
Series Thirty Nine [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	1	7
Series Forty [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	10	14
Series Forty One [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	17	18
Series Forty Two [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	15	15
Series Forty Three [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	19	19
Series Forty Four [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	7	8
Series Forty Five [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	27	28
Series Forty Six [Member]
Number Of Operating Partnerships [Line Items]
Number Of Operating Partnerships	14	15